Employee Benefits - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Participants Employee	Dec. 31, 2023 USD ($) Participants Employee
Disclosure Of Defined Benefit Plans [Line Items]
Number of employees sponsored under defined benefit pension plans | Employee	1	1
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 84.8
Contributions to multi-employer plans expensed amount	$ 10.0	$ 3.5
TForce Freight pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Number of employees active participation under defined benefit pension plan | Participants	6,124	6,895
TForce Freight pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Weighted-average duration of defined benefit obligation	16 years 3 months 18 days
TFI International pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Weighted-average duration of defined benefit obligation	9 years 6 months